Investment Risks	Dec. 31, 2024
Index 500 Stock Portfolio | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	“• Non-Diversification Risk. In pursuing a full replication strategy with respect to the underlying index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. In such circumstances, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and the Portfolio’s performance could be more volatile than a diversified fund.”